Significant Policies (Details) - USD ($)	1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2019	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows				10 years
Term for time charter rates				1 year
Impairment loss				$ 0
Vessel Depreciation
Estimated useful life				25 years
REVENUES:
Gain on bunkers				$ 63,000	$ 330,454	$ (287,352)	$ (229,481)
OceanPal Inc. Predecessor
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows					10 years
Term for time charter rates					1 year		1 year
Impairment loss	$ 0		$ 0		$ 0	0	$ 0
Vessel impairment charges		$ 3,047,978					3,047,978
Vessel Depreciation
Estimated useful life					25 years
REVENUES:
Administrative expenses					$ 1,104,894,000,000	1,265,051,000,000	809,205,000,000
Provision for doubtful accounts receivable				$ 0	0
Allowance for credit loss					$ 0	$ 0	$ 0